Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration - Schedule of Customer Credit Concentration (Details) - BCP QUALTEK HOLDCO, LLC - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Amounts of accounts receivable and contract assets	$ 211,911	$ 147,142
Concentration risk percentage		10.00%
AT&T
Concentration Risk [Line Items]
Amounts of accounts receivable and contract assets	61,797	$ 81,796
Verizon
Concentration Risk [Line Items]
Amounts of accounts receivable and contract assets	47,892	65,346
Entergy
Concentration Risk [Line Items]
Amounts of accounts receivable and contract assets	67,776
T- Mobile
Concentration Risk [Line Items]
Amounts of accounts receivable and contract assets	$ 34,447
Accounts receivable and Contract assets
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Accounts receivable and Contract assets | Credit Concentration Risk
Concentration Risk [Line Items]
Amounts of accounts receivable and contract assets		$ 147,142	$ 189,697
Concentration risk percentage		82.30%	80.80%
Accounts receivable and Contract assets | Customer | Credit Concentration Risk
Concentration Risk [Line Items]
Credit Concentration percentage	83.20%	82.30%
Accounts receivable and Contract assets | AT&T | Credit Concentration Risk
Concentration Risk [Line Items]
Amounts of accounts receivable and contract assets		$ 81,796	$ 120,145
Credit Concentration percentage	24.30%	45.80%
Concentration risk percentage		45.80%	51.10%
Accounts receivable and Contract assets | Verizon | Credit Concentration Risk
Concentration Risk [Line Items]
Amounts of accounts receivable and contract assets		$ 65,346	$ 69,552
Credit Concentration percentage	18.80%	36.60%
Concentration risk percentage		36.60%	29.60%
Accounts receivable and Contract assets | Entergy | Credit Concentration Risk
Concentration Risk [Line Items]
Credit Concentration percentage	26.60%
Accounts receivable and Contract assets | T- Mobile
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Accounts receivable and Contract assets | T- Mobile | Credit Concentration Risk
Concentration Risk [Line Items]
Credit Concentration percentage	13.50%